Subordinated Debt Securities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Subordinated Debt Securities
NOTE 28. SUBORDINATED DEBT SECURITIES

The Company has the following subordinated debt securities not convertible into shares issued under the Global Programs detailed in Note 27 as of the close of the fiscal year:

Company	Placement Date	Currency	ON Class	Nominal Value	Term		Maturity Date	Rate	Issuance Authorized by the CNV	Book Value as of 12.31.20 (*)
Banco de Galicia y Bs. As. S.A.U.	07.19.16	USD	II	USD250,000	120 months	(1)	07.19.26	(2)	06.23.16	21,653,546

(*)	It includes principal and interest.
(1)	Amortization shall be fully made upon maturity, on July 19, 2026, unless redeemed, at the issuer’s option, fully at a price equal to 100% of the outstanding principal plus accrued and unpaid interest.
(2)
Fixed 8.25% rate p.a. (as from the issuance date to July 19, 2021, inclusively); and margin to be added to the nominal Benchmark Readjustment Rate of 7.156% p.a. to the due date of Debt securities. Such interest shall be payable semiannually on January 19 and July 19 as from 2017.

Company	Placement Date	Currency	ON Class	Nominal Value	Term		Maturity Date	Rate	Issuance Authorized by the CNV	Book Value as of 12.31.19 (*)
Banco de Galicia y Bs. As. S.A.U.	07.19.16	USD	II	USD250,000	120 months	(1)	07.19.26	(2)	06.23.16	21,100,718

(*)	It includes principal and interest.
(1)	Amortization shall be fully made upon maturity, on July 19, 2026, unless redeemed, at the issuer’s option, fully at a price equal to 100% of the outstanding principal plus accrued and unpaid interest.
(2)
Fixed 8.25% rate p.a. (as from the issuance date to July 19, 2021, inclusively); and margin to be added to the nominal Benchmark Readjustment Rate of 7.156% p.a. to the due date of Debt securities. Such interest shall be payable semiannually on January 19 and July 19 as from 2017.

The net proceeds from this issuance of debt securities was applied to investments in working capital, loans, other loans and other uses envisaged by the provisions of the Law on Debt securities and the Argentine Central Bank regulations.